Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	December 31,
	2025	2024
Revolver	$3,000	$11,000
Paycheck Protection Program Loan	—	82
Less: revolver issuance costs	(103)	(151)
Loans payable, current	2,897	10,931

Convertible Note (1)	61,008	55,239
Embedded derivative (2)	142	2,919
Less: issuance costs on convertible debt	(67)	(81)
Loans payable, non-current	61,083	58,077

Loans payable, related parties, non-current (3)	—	5,006
Total loans payable, current and non-current	$63,980	$74,014
(1) The Convertible Note balance is comprised of the following:

	December 31,
	2025	2024
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	6,767	3,309
Accrued PIK interest	167	159
Accretion of discount on issuance	3,814	1,511
Convertible Note	$61,008	$55,239
(2) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value as of December 31, 2025 and 2024.
(3) The loans payable, related parties, non-current are discussed in detail above in Note 17. Related Party Transactions

Fair Value Measurement Inputs and Valuation Techniques
The Company measures the fair value of the Embedded Derivative using a Monte Carlo simulation in which the fair value of the Convertible Note is calculated on a with‑and‑without basis to isolate the value attributable to the conversion feature. Redemption cash flows are discounted using a credit‑risk‑adjusted rate, and as‑converted equity values are discounted using the risk‑free rate. Key valuation inputs for the Level 3 embedded derivative include:

	December 31, 2025	December 31, 2024	Relationship of Significant Unobservable Input to Fair Value
Fair value of the Convertible Note	$54,565	$48,120
Fair value of the Embedded Derivative	$142	$2,919
ADS price	$0.44	$2.00	Increase in share price will increase the value of the derivative
Term (years)	2.95	3.95	Decrease in term will decrease the value of the derivative
Expected volatility	85.0%	68.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	3.5%	4.3%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative

Schedule of Maturities of Long-Term Debt
The following table summarizes the future debt maturities for the Revolver and the Convertible Note:

Fiscal Years Ending December 31,	Amount of Debt
2026 (1)	$4,520
2027	—
2028 (2)	71,934
Total	$76,454
(1) The Company has repaid the outstanding balance of the Revolver during the first half of 2026, which included $3,000 of principal and $1,520 of accrued interest. The Company has historically classified the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs.
(2) Debt maturing in 2028 includes the Convertible Note with a maturity value of $65,000, additional PIK notes of $6,767 issued in 2024 and 2025, and accrued PIK interest of $167 at December 31, 2025.